ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable		¥ 101,170	¥ 75,773
Less: Allowance for doubtful accounts		(3,290)	(1,103)	¥ (3,347)	¥ (3,260)
Accounts receivable, net	$ 15,110	¥ 97,880	¥ 74,670